Receivables from Customers, Net - Schedule of Receivables from Customers (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Receivables related to securities brokerage services
Receivables related to securities brokerage services		$ 6,240,472	$ 1,108,468
Less: allowance for expected credit losses		(141,161)	(105,115)	$ (6,641)
Third parties [Member]
Receivables related to securities brokerage services
Unsettled trades on trade-date basis		1,001	59,407
Overdue balances on settlement dates	[1]	2,268,750	344,052
Receivables related to advisory fees		197,690	110,260
Receivables related to due diligence services		19,781	29,885
Receivables related to introducing and referral services		106,073	176,593
Receivables related to investment management services		32,074	8,884
Receivables related to underwriting and placement services		28,271
Receivables related to securities brokerage services		2,653,640	729,081
Less: allowance for expected credit losses		(141,161)	(105,104)
Total receivables from customers, net		2,512,479	623,977
Related party [Member]
Receivables related to securities brokerage services
Overdue balances on settlement dates	[1]		1,183
Less: allowance for expected credit losses			(11)
Total receivables from customers, net			$ 1,172

[1]	According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts due on brokerage transactions which are not yet duly settled on settlement dates an interest at Hong Kong Prime Lending Rate plus 8% per annum. Further according to the terms set out in the contracts, the Group is entitled to liquidate the security positions it holds on behalf of the particular customers in order to recover the receivable balances in cases of default. As of March 31, 2026 and 2025, the Group maintained a weighted average Loan-To-Value ratio of 5.15% and 12.98% against these balances, respectively.